OPTIONS AND WARRANTS (Narrative) (Details)						1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 03, 2019 USD ($) $ / shares shares	Apr. 12, 2019 USD ($) $ / shares shares	Apr. 12, 2019 $ / shares	Oct. 01, 2018 USD ($) shares	Oct. 01, 2018 $ / shares	Apr. 26, 2019 USD ($) $ / shares shares	May 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Apr. 28, 2017 $ / shares shares	Dec. 30, 2015 shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Apr. 25, 2018 shares	Mar. 31, 2017 $ / shares	Jan. 21, 2016 shares	Jan. 20, 2016 shares	Dec. 29, 2015 shares	Oct. 31, 2014 shares	Oct. 30, 2014 shares	May 31, 2011 shares
Common Stock, Shares Authorized								200,000,000		22,500,000	200,000,000	200,000,000	200,000,000	200,000,000	5,171,612		200,000,000		1,125,000,000			75,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures									1,790,000				0	1,790,000
Exercise price per share | $ / shares									$ 1.29				$ 0	$ 1.29
Class of Warrant or Right, Exercises in Period	2,200,000	74,000				1,700,000		3,900,000					2,092,052	3,900,000
Class of Warrant or Right, Exercises in Period, Exercise Price | (per share)	$ 0.60	$ 2.17	$ 2.90			$ 0.60	$ 0.90	$ 0.50
Proceeds from Warrants Exercised | $								$ 1,950,000
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price | $ / shares								$ 0.79					$ 1.16	$ 0.79		$ 0.79
Stock Option expense | $													$ 393,460	$ 549,602
Stock option expense | $											$ 162,605	$ 1,266,345
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $													786,920
Aggregate intrinsic outstanding value of options | $													4,114,439
Units Issued During Period, Units							5,131,665
Units Issued During Period, Per Unit Amount | $ / shares							$ 0.75
Proceed gross of aggregate value | $							$ 3,848,749
Proceeds for the exercise of warrants, net | $	$ 1.320000	$ 160,486				$ 1,020,000						$ 2,500,486	1,882,348	$ 1,950,000
Term of warrant							2 years
Finder's fees | $													$ 123,572
Number of warrants issued													49,428
Number of shares for remaining unvested options											357,500	357,500
Value of remaining unvested options | $											$ 379,411	$ 379,411
Remaining unvested options vesting period												7 months
Equity Incentive Plan 2013
Stock available for the grant of awards under the plan										700,000							7,700,000	700,000		35,000,000	20,000,000
Reverse stock split										50-for-1
Maximum stock available for the grant of awards under the plan																	7,700,000
Non-brokered private placement [Member]
Class of Warrant or Right, Exercises in Period, Exercise Price | $ / shares					$ 2.90
Units Issued During Period, Units				1,619,947
Units Issued During Period, Per Unit Amount | $ / shares					$ 2.50
Proceed gross of aggregate value | $				$ 2,979,596
Term of warrant				2 years
Options granted 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures									360,000
Options granted 1 - vesting upon date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures									120,000
Options granted 1 - vesting on each anniversary date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures									120,000
Options granted 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures									1,430,000
Options granted 2 - vesting upon date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures									357,500
Options granted 2 - vesting on each anniversary date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures									357,500
New Warrants [Member]
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price | $ / shares								$ 0.60						$ 0.60